Warrants	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Warrants
Warrants

21. Warrants

Liability measured warrants having CAD exercise price

The following table reflects the continuity of the Company’s liability measured warrants for the years ended August 31, 2022, and 2021:

Amount
$
Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(2,134,116)
Change in fair value	(9,037,108)
Foreign exchange	800,945
Balance, August 31, 2021	4,868,703

Amount
$
Balance at August 31, 2021	4,868,703
Change in fair value	(4,748,893)
Foreign exchange	(69,916)
Balance, August 31, 2022	49,894

The following table reflects the continuity of the Company’s outstanding liability measured warrants for the years ended August 31, 2022, and 2021:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$
Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(901,060)	9.27
Expired	(226,797)	13.43
Outstanding as of August 31, 2021	1,452,843	8.96

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$
Outstanding, August 31, 2021	1,452,843	8.96
Expired	(123,159)	9.24
Outstanding as of August 31, 2022	1,329,684	8.93

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following table reflects the liability measured warrants issued and outstanding as of August 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
December 20, 2022	29,066	27.00	0.30
March 20, 2023	27,777	13.50	0.55
March 30, 2023	46,909	13.50	0.58
March 31, 2023	17,222	13.50	0.58
May 27, 2023	130,304	13.50	0.74
July 8, 2024	445,982	7.50	1.85
July 25, 2024	401,624	7.50	1.90
August 8, 2024	230,800	7.50	1.94
	1,329,684	$8.93	1.65

As of August 31, 2022, the fair value of the 1,329,684 liability measured warrants outstanding (August 31, 2021 – 1,452,843) was determined to be $49,894 (August 31, 2021 – $4,868,703) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.30 – 1.65 years (August 31, 2021 – 0.53 – 2.94) as expected average life; share price of CAD$8.93 (August 31, 2021 – CAD$8.42); exercise price of CAD$7.50 – CAD$27.00 (August 31, 2021 – CAD$7.50 – CAD$27.00); 90% expected volatility (August 31, 2021 – 70% - 90%); risk free interest rate of 3.61% - 3.87% (August 31, 2021 – 0.28% - 0.63%); and an expected dividend yield of 0%.

If all liability measured warrants outstanding and exercisable as of August 31, 2022, were exercised, the Company would receive cash from exercise of approximately CAD$11.9 million.

(a)	Liability measured warrants exercised during the year ended August 31, 2021

During the year ended August 31, 2021, the holders of 901,060 warrants exercised their right to convert the warrants into the Company’s common shares at an exercise price of CAD$7.50 - $9.75. As a result of the underlying exercise of warrants, the Company received $6,866,735 in cash proceeds and the intrinsic value of the underlying warrants at the date of exercise of $2,134,116 was transferred to share capital, for a total addition to share capital of $9,000,851.

(b)	Liability measured warrants issued during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 175,331 warrants in connection with conversion of convertible debt (Note 20(a) – 2019 Series).

2019 Series

During the year ended August 31, 2021, the Company issued 175,331 warrants in conjunction with the conversion of convertible debt. The fair value of the 175,331 warrants issued was determined to be $1,103,661 as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.36 – 3.90 years as expected average life; share price of CAD$9.50 – $12.33; exercise price of CAD$7.50; 98.5% - 136% expected volatility; risk free interest rate of 0.25% - 0.54%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares issued and warrants issued on conversion.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

Equity measured warrants having USD exercise price

The following table reflects the continuity of the Company’s equity measured warrants for the years ended August 31, 2022, and 2021.

Amount
$
Balance at August 31, 2020	-
Issued on conversion of convertible debt	4,256,114
Issued in private placement of convertible debt	618,916
Issued in private placement of units	7,373,806
Issued in private placement of units - transaction costs	(582,333)
Balance, August 31, 2021	11,666,503

Amount
$
Balance at August 31, 2021	11,666,503
Balance, August 31, 2022	11,666,503

The following table reflects the continuity of the Company’s outstanding equity measured warrants for the years ended August 31, 2022, and 2021:

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$
Outstanding, August 31, 2020	-	-
Issued on conversion of convertible debt	1,134,305	15.00
Issued in private placement of convertible debt	224,719	15.00
Issued in private placement of units	2,377,272	15.00
Outstanding as of August 31, 2021	3,736,296	15.00

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$
Outstanding, August 31, 2021	3,736,296	15.00
Outstanding as of August 31, 2022	3,736,296	15.00

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following table reflects the equity measured warrants issued and outstanding as of August 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	0.22
January 8, 2024	1,868,787	15.00	1.36
January 22, 2024	522,898	15.00	1.39
February 24, 2024	1,058,227	15.00	1.48
August 19, 2024	49,999	15.00	1.97
September 15, 2024	11,666	15.00	2.04
	3,736,296	$15.00	1.34

If all equity measured warrants outstanding and exercisable as of August 31, 2022, were exercised, the Company would receive cash from exercise of approximately $56.0 million.

The November 20,2022 warrants expired unexercised subsequent to year end.

(c)	Equity measured warrants issued during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 1,134,305 warrants in connection with conversion of convertible debt (Note 20(a) – 2020 Series), 224,719 warrants in connection with the private placement of convertible debentures (Note 20(e)) and 2,377,272 warrants in connection with the private placement of units (Note 21(f)), for a total number of 3,736,296 warrants issued.

(d)	Equity measured warrants issued on conversion of convertible debt

2020 Series

During the year ended August 31, 2021, the Company issued 1,134,305 warrants in conjunction with the conversion of convertible debt. The fair value of the 1,134,305 warrants issued was determined to be $4,256,114 as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.00 – 3.50 years expected average life; share price of $7.79 – $11.17; exercise price of $15.00; 98.5% expected volatility; risk free interest rate of 0.29% - 0.57%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares and equity measured warrants.

(e)	Equity measured warrants issued on private placement of standby convertible debentures during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 224,719 warrants in connection with the private placement of convertible debentures under its standby convertible debenture facility (Note 20(e)). The fair value of the 224,719 warrants issued was determined to be $618,916 as calculated using the Black Scholes option pricing model with the following assumptions:

2 years expected average life; share price of $5.63; exercise price of $15.00; 200% expected volatility; risk free interest rate of 0.16%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares issued and warrants issued on conversion.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

(f)	Equity measured warrants issued on private placement of units during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 2,377,272 warrants in conjunction with the private placement of units. Of the 2,377,272 warrants issued, 191,387 were issued to finders as fees for services. The fair value of the 2,377,272 warrants issued was determined to be $7,373,806 as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.00 year expected average life; share price of $7.79 – $10.00; exercise price of $15.00; 98.5% expected volatility; risk free interest rate of 0.29% - 0.43%; and an expected dividend yield of 0%.

Of the $7,373,806 total fair value, $6,603,243 was the fair value of the 2,185,885 warrants issued for proceeds, with $770,563 being the fair value of the 191,387 warrants issued to finders. The amount recorded in contributed surplus of $6,791,473 represents the fair value of warrants issued of $7,373,806 less $582,333 for transaction costs allocated to the warrants issued.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on the issuance of the units is based on a relative fair value allocation between the common shares issued and warrants issued.

Warrants

23. Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. Unvested share-based payments expense is reversed in the period of forfeiture.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following table reflects the continuity of stock options for the years ended August 31, 2022, and 2021:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)
Balance, August 31, 2020	253,121	12.73	4.39	4.31
Granted	487,466	11.77	8.16
Issued on exercise of options	(20,833)	7.91	4.38
Forefitures	(26,816)	27.20	6.51
Balance, August 31, 2021	692,938	11.64	7.06	4.46

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	953,957	1.41	0.75
Forefitures	(503,713)	9.76	5.61
Balance, August 31, 2022	1,143,182	3.93	2.43	5.64

Exercisable as of August 31, 2022	555,934	3.89	2.29	5.65

During the year ended August 31, 2022, the Company granted options to purchase 953,957 common shares of the Company. Each option allows the holder to purchase one common share of the Company. The options had exercise prices of CAD$1.15 to CAD $3.90. The fair value of the options granted was estimated at the grant dates based on the Black-Sholes pricing model. Key assumptions include 0% expected dividend yield, Risk-free interest rate of 1.24% to 2.75%, expected life of 5 years and expected volatility of 90%.

During the year ended August 31, 2021, the Company granted options to purchase 487,466 common shares of the Company. Each option allows the holder to purchase one common share of the Company. The options had exercise prices of CAD$7.78 to CAD $15.08. The fair value of the options granted was estimated at the grant dates based on the Black-Sholes pricing model. Key assumptions include 0% expected dividend yield, Risk-free interest rate of .83% to 1.48%, expected life of 5 or 10 years and expected volatility of 90%.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following tables reflect the stock options issued and outstanding as of August 31, 2022:

	Outstanding		Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	USD	(Years)
April 1, 2023	47,499	11.25	7.91	0.58
August 25, 2025	340	106.50	76.43	2.99
February 10, 2026	1,338	106.50	76.43	3.45
May 23, 2026	9	106.50	76.43	3.73
June 24, 2026	146,433	15.04	12.21	3.82
July 2, 2026	45,010	15.08	12.21	3.84
August 20, 2026	10,000	7.78	6.05	3.97
March 3, 2027	1,003	106.50	76.43	4.51
November 3, 2027	133	106.50	76.43	5.18
November 7, 2029	30,755	7.50	5.38	7.19
June 14, 2031	10,683	14.20	11.69	8.79
November 23, 2031	10,000	12.45	9.82	9.24
January 31, 2027	15,000	3.90	3.07	4.42
April 12, 2027	100,000	2.87	2.27	4.62
August 10, 2027	100,000	1.47	1.15	4.95
May 26, 2029	624,979	1.49	1.16	6.74

	1,143,182	5.01	3.93	5.64

Of the 1,143,182 options outstanding as of August 31, 2022 (2021 – 692,938), 555,934 are exercisable as of August 31, 2022 (2021 – 209,950). During the year ended August 31, 2022, share-based payments expense for the Company’s stock options was $3,034,073 (August 31, 2021 – $665,339).

21. Warrants

Liability measured warrants having CAD exercise price

The following table reflects the continuity of the Company’s liability measured warrants for the years ended August 31, 2021, and 2020:

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(2,134,116)
Change in fair value	(9,037,108)
Foreign exchange	800,945
Balance, August 31, 2021	4,868,703

Amount
$

Balance at August 31, 2019	296,795
Issued in acquisition of Frankly	2,157,000
Issued on conversion of convertible debt	5,037,535
Issued in private placement of units	991,709
Exercised	(1,345,573)
Change in fair value	6,189,921
Foreign exchange	807,934
Balance, August 31, 2020	14,135,321

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following table reflects the continuity of the Company’s outstanding liability measured warrants for the years ended August 31, 2021, and 2020:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(901,060)	9.27
Expired	(226,797)	13.43
Oustanding as at August 31, 2021	1,452,843	8.96

	Number of	Weighted-average
		exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2019	29,318	448.50
Issued	1,990,890	8.45
Issued on acquisition of UMG	9,943	174.18
Issued in acquisition of Frankly	1,055,036	9.69
Exercised	(654,543)	7.50
Expired	(25,275)	551.26
Oustanding as at August 31, 2020	2,405,369	9.60

The following table reflects the liability measured warrants issued and outstanding as of August 31, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
March 13, 2022	123,159	10.50	0.53
December 20, 2022	29,066	27.00	1.30
March 20, 2023	27,777	13.50	1.55
March 30, 2023	46,909	13.50	1.58
March 31, 2023	17,222	13.50	1.58
May 27, 2023	130,304	13.50	1.74
July 8, 2024	445,982	7.50	2.85
July 25, 2024	401,624	7.50	2.90
August 8, 2024	230,800	7.50	2.94
	1,452,843	$8.96	2.47

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

As of August 31, 2021, the fair value of the 1,452,843 liability measured warrants outstanding (August 31, 2020 – 2,405,369) was determined to be $4,868,703 (August 31, 2020 – $14,135,321) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.53 – 2.94 years (August 31, 2020 – 0.23 – 3.94) as expected average life; share price of CAD$8.42 (August 31, 2020 – CAD$11.65); exercise price of CAD$7.50 – CAD$27.00 (August 31, 2020 – CAD$7.50 – CAD$205.20); 70% - 90% expected volatility (August 31, 2020 – 115% - 136%); risk free interest rate of 0.28% - 0.63% (August 31, 2020 – 0.23% - 0.32%); and an expected dividend yield of 0%.

If all liability measured warrants outstanding and exercisable as of August 31, 2021, were exercised, the Company would receive cash from exercise of approximately CAD$13.0 million.

(a)	Liability measured warrants exercised during the year ended August 31, 2021

During the year ended August 31, 2021, the holders of 901,060 warrants exercised their right to convert the warrants into the Company’s common shares at an exercise price of CAD$7.50 - $9.75. As a result of the underlying exercise of warrants, the Company received $6,866,735 in cash proceeds and the intrinsic value of the underlying warrants at the date of exercise of $2,134,116 was transferred to share capital, for a total addition to share capital of $9,000,851.

(b)	Liability measured warrants issued during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 175,331 warrants (August 31, 2020 – 1,739,613) in connection with conversion of convertible debt (Note 19(a) – 2019 Series), and nil warrants (August 31, 2020 – 251,277) in connection with the private placement of units (Note 22(c)), for a total number of 175,331 warrants issued (August 31, 2020 – 1,990,890 warrants issued, excluding warrants issued in connection with acquisitions as highlighted in the continuity above).

(c)	Liability measured warrants issued on conversion of convertible debt

2019 Series

During the year ended August 31, 2021, the Company issued 175,331 warrants (August 31, 2020 – 1,739,613) in conjunction with the conversion of convertible debt. The fair value of the 175,331 warrants (August 31, 2020 – 1,739,613) issued was determined to be $1,103,661 (August 31, 2020 – $5,037,535) as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.36 – 3.90 years as expected average life (August 31, 2020 – 3.92 to 4.91); share price of CAD$9.50 – $12.33 (August 31, 2020 – CAD$7.05 – $25.65); exercise price of CAD$7.50 (August 31, 2020 – CAD$7.50); 98.5% - 136% expected volatility (August 31, 2020 – 136%); risk free interest rate of 0.25% - 0.54% (August 31, 2020 – 0.28% and 1.71%); and an expected dividend yield of 0% for both years.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares issued and warrants issued on conversion.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Equity measured warrants having USD exercise price

The following table reflects the continuity of the Company’s equity measured warrants for the year ended August 31, 2021. There were no equity measured warrants outstanding as of August 31, 2020:

Amount
$

Balance at August 31, 2020	-
Issued on conversion of convertible debt	4,256,114
Issued in private placement of convertible debt	618,916
Issued in private placement of units	7,373,806
Issued in private placement of units - transaction costs	(582,333)
Balance, August 31, 2021	11,666,503

The following table reflects the continuity of the Company’s outstanding equity measured warrants for the year ended August 31, 2021:

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$

Outstanding, August 31, 2020	-	-
Issued on conversion of convertible debt	1,134,305	15.0
Issued in private placement of convertible debt	224,719	15.00
Issued in private placement of units	2,377,272	15.00
Oustanding as at August 31, 2021	3,736,296	15.00

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following table reflects the equity measured warrants issued and outstanding as of August 31, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	1.22
January 8, 2024	1,868,787	15.00	2.36
January 22, 2024	522,898	15.00	2.39
February 24, 2024	1,058,227	15.00	2.48
August 19, 2024	49,999	15.00	2.97
September 15, 2024	11,666	15.00	3.04
	3,736,296	$15.00	2.34

If all equity measured warrants outstanding and exercisable as of August 31, 2021, were exercised, the Company would receive cash from exercise of approximately $56.0 million.

(a)	Equity measured warrants issued during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 1,134,305 warrants (August 31, 2020 – nil) in connection with conversion of convertible debt (Note 19(a) – 2020 Series), 224,719 warrants (August 31, 2020 – nil) in connection with the private placement of convertible debentures (Note 19(f)) and 2,377,272 warrants (August 31, 2020 – nil) in connection with the private placement of units (Note 22(c)), for a total number of 3,736,296 warrants issued (August 31, 2020 – nil).

(b)	Equity measured warrants issued on conversion of convertible debt

2020 Series

During the year ended August 31, 2021, the Company issued 1,134,305 warrants (August 31, 2020 – nil) in conjunction with the conversion of convertible debt. The fair value of the 1,134,305 warrants issued was determined to be $4,256,114 as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.00 – 3.50 years expected average life; share price of $7.79 – $11.17; exercise price of $15.00; 98.5% expected volatility; risk free interest rate of 0.29% - 0.57%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares and equity measured warrants.

(c)	Equity measured warrants issued on private placement of standby convertible debentures

During the year ended August 31, 2021, the Company issued 224,719 warrants in connection with the private placement of convertible debentures under its standby convertible debenture facility (Note 19(f)). The fair value of the 224,719 warrants issued was determined to be $618,916 as calculated using the Black Scholes option pricing model with the following assumptions:

A 2 years expected average life; share price of $5.63; exercise price of $15.00; 200% expected volatility; risk free interest rate of 0.16%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares issued and warrants issued on conversion.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(d)	Equity measured warrants issued on private placement of units

During the year ended August 31, 2021, the Company issued 2,377,272 warrants (August 31, 2020 – nil) in conjunction with the private placement of units. Of the 2,377,272 warrants issued, 191,387 were issued to finders as fees for services. The fair value of the 2,377,272 warrants issued (August 31, 2020 – nil) was determined to be $7,373,806 (August 31, 2020 – $nil) as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.00 year expected average life (August 31, 2020 – nil); share price of $7.79 – $10.00 (August 31, 2020 – nil); exercise price of $15.00 (August 31, 2020 – nil); 98.5% expected volatility (August 31, 2021 – nil); risk free interest rate of 0.29% - 0.43% (August 31, 2020 – nil); and an expected dividend yield of 0%.

Of the $7,373,806 total fair value, $6,603,243 was the fair value of the 2,185,885 warrants issued for proceeds, with $770,563 being the fair value of the 191,387 warrants issued to finders. The amount recorded in contributed surplus of $6,791,473 represents the fair value of warrants issued of $7,373,806 less $582,333 for transaction costs allocated to the warrants issued.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on the issuance of the units is based on a relative fair value allocation between the common shares issued and warrants issued.